SCHEDULE OF SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Short term loans	$ 826	$ 1,166
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Short term loans	715	1,022
Current portion of long-term loans	111	144
Short term loans and current portion of long-term loans	$ 826	$ 1,166
Short-term borrowings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	3.20%
Short-term borrowings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	7.50%